INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 105,301	$ 127,171
Work in process	144,373	118,642
Finished goods	7,181	22,482
Total Inventory	256,855	268,295
Aggregate inventory write-downs	$ 6,057	$ 8,803